Schedule Of Segment Reporting Information By Segment N-2 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales of goods	€ 21,906	€ 16,895	€ 14,767
Sales of RPPs & leases	4,408	3,957	3,922
Sales of spare parts and services	5,904	5,400	5,375
Total sales	32,218	26,252	24,065
Other Revenue, Net	35	533	15
Total revenues	32,253	26,785	24,080
Total cost of sales	(18,468)	(15,584)	(14,761)
Gross margin	13,785	11,201	9,319
Research and development expenses	(2,690)	(2,932)	(2,595)
Selling and marketing expenses	(7,406)	(6,678)	(6,279)
General and administrative expenses	(3,202)	(3,328)	(3,200)
Total expenses	(13,298)	(12,937)	(12,074)
Operating income (loss)	488	(1,736)	(2,755)
Total assets	38,581	32,154
Capital expenditures	664	1,033	758
Long-lived assets	4,949	4,902	4,434
Goodwill	2,412	2,412
Urology Devices and Services (UDS) [Member]
Sales of goods	17,027	11,625	13,020
Sales of RPPs & leases	1,501	1,787	1,588
Sales of spare parts and services	5,246	4,640	4,344
Total sales	23,774	18,052	18,952
Other Revenue, Net	3	15
Total revenues	23,777	18,067	18,952
Total cost of sales	(14,832)	(11,901)	(12,271)
Gross margin	8,945	6,166	6,681
Research and development expenses	(992)	(646)	(525)
Selling and marketing expenses	(5,122)	(4,527)	(4,692)
General and administrative expenses	(1,192)	(1,153)	(963)
Total expenses	(7,306)	(6,326)	(6,179)
Operating income (loss)	1,639	(160)	502
Total assets	25,818	20,778	18,303
Capital expenditures	207	569	720
Long-lived assets	3,320	3,300	2,981
Goodwill	1,767	1,767	1,767
FDA [Member]
Sales of goods	0	0	0
Sales of RPPs & leases	0	0	0
Sales of spare parts and services	0	0	0
Total sales	0	0	0
Other Revenue, Net	0	0	0
Total revenues	0	0	0
Total cost of sales	0	0	0
Gross margin	0	0	0
Research and development expenses	(311)	(1,224)	(973)
Selling and marketing expenses		0	0
General and administrative expenses		0	(165)
Total expenses	(311)	(1,224)	(1,138)
Operating income (loss)	(311)	(1,224)	(1,138)
Total assets	0	193	110
Capital expenditures	0	0	0
Long-lived assets	0	0	0
Goodwill	0	0	0
EDAP TMS (Corporate) [Member]
Sales of goods	0	0	0
Sales of RPPs & leases	0	0	0
Sales of spare parts and services	0	0	0
Total sales	0	0	0
Other Revenue, Net	0	0	0
Total revenues	0	0	0
Total cost of sales	0	0	0
Gross margin	0	0	0
Research and development expenses	0	0	0
Selling and marketing expenses	0	0	0
General and administrative expenses	(1,363)	(1,514)	(1,415)
Total expenses	(1,363)	(1,514)	(1,415)
Operating income (loss)	(1,363)	(1,514)	(1,415)
Total assets	3,144	3,715	1,692
Capital expenditures	0	0	0
Long-lived assets	192	192	202
Goodwill	0	0	0
High Intensity Focused Ultrasound (HIFU) [Member]
Sales of goods	4,878	5,270	1,747
Sales of RPPs & leases	2,908	2,170	2,335
Sales of spare parts and services	658	760	1,031
Total sales	8,444	8,200	5,113
Other Revenue, Net	32	518	15
Total revenues	8,476	8,718	5,128
Total cost of sales	(3,636)	(3,683)	(2,490)
Gross margin	4,841	5,035	2,638
Research and development expenses	(1,387)	(1,062)	(1,097)
Selling and marketing expenses	(2,284)	(2,151)	(1,587)
General and administrative expenses	(646)	(660)	(657)
Total expenses	(4,318)	(3,874)	(3,342)
Operating income (loss)	523	1,162	(704)
Total assets	9,619	7,468	6,769
Capital expenditures	457	464	38
Long-lived assets	1,437	1,410	1,251
Goodwill	€ 645	€ 645	€ 645